SCHEDULE OF UNDISCOUNTED REPAYMENTS (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 105,454	$ 135,971	$ 192,651
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
December 31, 2023	22,389
December 31, 2024	45,831
December 31, 2025	35,317
Total	$ 103,537